Wells Fargo Funds Management, LLC
525 Market Street, 12th Floor
San Francisco, CA 94105

April 29, 2011

Via EDGAR

EDGAR Operations Branch
Division of Investment Management
Securities and Exchange Commission
450 Fifth Street, NW
Washington, DC 20549

Re: Wells Fargo Funds Trust (the “Trust”)
      Post-Effective Amendment No. 195 to Registration Statement
       No. 333-74295/811-09253

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "Act"), the Trust hereby certifies that (i) the form of the Fund’s prospectuses and Statement of Additional Information that the Trust would have filed under Rule 497(c) under the Act would not have differed from the prospectuses and Statement of Additional Information contained in the Trust's recent post-effective amendment (Post-Effective Amendment No. 195 to Registration Statement No. 333-74295/811-09253) (the "Amendment"); and (ii) the text of the Amendment was filed electronically via EDGAR on April 26, 2011.

If you have any questions, please contact Brian Montana at (617) 210-3662.

                         Sincerely,

                          /s/ Brian Montana
                         Brian Montana
                         Senior Counsel